S000034097 [Member] Investment Objectives and Goals - Loomis Sayles Senior Floating Rate and Fixed Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income.